Commitments and contingencies (Details) $ in Millions	Dec. 31, 2020 USD ($)
Schedule for commitments under fixed term operating leases [line items]
Research and development commitments for transactions entered into current year, closed after current year end	$ 3,296
Not later than one year
Schedule for commitments under fixed term operating leases [line items]
Research and development commitments for transactions entered into current year, closed after current year end	549
Later than one year and not later than two years [member]
Schedule for commitments under fixed term operating leases [line items]
Research and development commitments for transactions entered into current year, closed after current year end	248
Later than two years and not later than three years [member]
Schedule for commitments under fixed term operating leases [line items]
Research and development commitments for transactions entered into current year, closed after current year end	160
Later than three years and not later than four years [member]
Schedule for commitments under fixed term operating leases [line items]
Research and development commitments for transactions entered into current year, closed after current year end	415
Later than four years and not later than five years [member]
Schedule for commitments under fixed term operating leases [line items]
Research and development commitments for transactions entered into current year, closed after current year end	515
Later than five years
Schedule for commitments under fixed term operating leases [line items]
Research and development commitments for transactions entered into current year, closed after current year end	$ 1,409